Dividends	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Dividends
21.	Dividends

The following dividends were declared and paid by the Company for the years ended March 31, 2017, 2018 and 2019.

For the year ended March 31, 2017

Resolution	Type of share	Total amount of dividends paid (Millions of yen)	Dividend per share (Yen)	Dividend record date	Effective date
Shareholders’ meeting on June 23, 2016	Ordinary	2,938	15	March 31, 2016	June 24, 2016
Board of directors meeting on October 28, 2016	Ordinary	2,939	15	September 30, 2016	November 30, 2016

For the year ended March 31, 2018

Resolution	Type of share	Total amount of dividends paid (Millions of yen)	Dividend per share (Yen)	Dividend record date	Effective date
Shareholders’ meeting on June 23, 2017	Ordinary	2,939	15	March 31, 2017	June 26, 2017
Board of directors meeting on October 30, 2017	Ordinary	3,330	17	September 30, 2017	November 30, 2017

For the year ended March 31, 2019

Resolution	Type of share	Total amount of dividends paid (Millions of yen)	Dividend per share (Yen)	Dividend record date	Effective date
Shareholders’ meeting on June 22, 2018	Ordinary	3,918	20	March 31, 2018	June 25, 2018
Board of directors meeting on October 30, 2018	Ordinary	4,898	25	September 30, 2018	November 30, 2018

Dividends becoming effective in the next fiscal year are as follows:

Resolution	Type of share	Total amount of dividends paid (Millions of yen)	Dividend per share (Yen)	Dividend record date	Effective date
Shareholders’ meeting on June 21, 2019	Ordinary	5,275	25	March 31, 2019	June 24, 2019